Collateralized transactions - Maturity analysis of repurchase agreements and securities lending transactions (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2020	Mar. 31, 2020
Offsetting Liabilities [Line Items]
Repurchase agreements	[1]	¥ 31,487	¥ 36,397
Securities lending transactions	[1]	1,436	1,252
Total	[2]	32,923	37,649
Overnight and open [Member]
Offsetting Liabilities [Line Items]
Repurchase agreements	[3]	13,324	11,004
Securities lending transactions	[3]	796	650
Total	[2],[3]	14,120	11,654
Up to 30 days [Member]
Offsetting Liabilities [Line Items]
Repurchase agreements		14,969	21,505
Securities lending transactions		196	144
Total	[2]	15,165	21,649
30 - 90 days [Member]
Offsetting Liabilities [Line Items]
Repurchase agreements		1,663	2,570
Securities lending transactions		262	227
Total	[2]	1,925	2,797
90 days - 1 year [Member]
Offsetting Liabilities [Line Items]
Repurchase agreements		1,306	983
Securities lending transactions		182	231
Total	[2]	1,488	1,214
Greater than 1 year [Member]
Offsetting Liabilities [Line Items]
Repurchase agreements		225	335
Securities lending transactions			0
Total	[2]	¥ 225	¥ 335

[1]	Includes all recognized balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. Amounts include transactions carried at fair value through election of the fair value option. As of March 31, 2020, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥627 billion and ¥6,356 billion, respectively. As of March 31, 2020, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥998 billion and ¥138 billion, respectively. As of September 30, 2020, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥474 billion and ¥2,356 billion, respectively. As of September 30, 2020, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥958 billion and ¥226 billion, respectively.
[2]	Repurchase agreements and securities lending transactions are reported within Collateralized financing—Securities sold under agreements to repurchase and Collateralized financing—Securities loaned in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.
[3]	Open transactions do not have an explicit contractual maturity date and are terminable on demand by Nomura or the counterparty.